Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Cash and cash equivalents of discontinued operations	$ 24	$ 6	$ 6